Business acquisition and deconsolidation - Additional information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended						2 Months Ended	12 Months Ended
	Jul. 31, 2022	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	May 31, 2021	Mar. 31, 2021	Jul. 31, 2021	Dec. 31, 2022
Full Jet Limited ("Full Jet")
Business Acquisition [Line Items]
Percentage of equity interests acquired						100.00%
Total consideration						¥ 90,988
Fair value change on contingent consideration payable								¥ 9,495
Fair value change on contingent consideration paid								7,224
Suzhou Baoleantone International Logistics Co., Ltd ("BolTone")
Business Acquisition [Line Items]
Percentage of equity interests acquired					51.00%
Total consideration					¥ 121,391
Cash and cash equivalents					91,399
Accounts receivable					48,019
Accrued expenses and other current liabilities					¥ 57,030
Fair value change on contingent consideration paid								19,278
Bao Best IOT Technology (Suzhou) Co., Ltd
Business Acquisition [Line Items]
Total consideration				¥ 27,174			¥ 90,285
Fair value change on contingent consideration payable	¥ 15,300
Loss recognized from deconsolidation	¥ 91,000
Bao Best IOT Technology (Suzhou) Co., Ltd | Minimum
Business Acquisition [Line Items]
Percentage of reduction of equity ownership from third party	73.20%
Bao Best IOT Technology (Suzhou) Co., Ltd | Maximum
Business Acquisition [Line Items]
Percentage of reduction of equity ownership from third party	41.76%
Shanghai Morefun Information Technology Co., Ltd.("Morefun")
Business Acquisition [Line Items]
Percentage of equity interests acquired			51.00%
Total consideration			¥ 45,900
Shanghai Yi Shang Network Information Co., Limited ("eFashion")
Business Acquisition [Line Items]
Percentage of equity interests acquired		100.00%
Total consideration		¥ 221,026
Cash consideration paid in three installments		96,089						¥ 33,663
Cash and cash equivalents		44,279
Accounts receivable		24,656
Accrued expenses and other current liabilities		¥ 43,532